Equity Awards and Warrants - Expense and unrecognized (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Jul. 31, 2020	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022		May 31, 2022	May 31, 2021	Mar. 31, 2023	Aug. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 1,600			$ 3,557	$ 4,219	[1]	$ 6,239	$ 10,429
Common stock warrants to purchase shares									71.1	5.5
Surety Bond Backstop Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation							$ 6,600
Common stock warrants to purchase shares							15.0
General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation		$ 400	$ (400)	$ 3,500	$ 4,200
Stock Options And Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested during the period, grant date fair value							$ 3,900	4,700
Unrecognized compensation expense							$ 6,500
Weighted average period over which unrecognized compensation expense is expected to be recognized							1 year 2 months 4 days
Equity Instruments | General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation							$ 6,200	$ 8,800
Chief Executive Officer [Member] | Equity Instruments
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation							$ 1,600

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.